UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

      THE ADVISORS'

      INNER CIRCLE FUND

--------------------------------------------------------------------------------

      COMMERCE CAPITAL TREASURY OBLIGATIONS
      MONEY MARKET FUND
      SEMI-ANNUAL REPORT
      APRIL 30, 2007

          COMMERCE
      [LOGO] CAPITAL
                MARKETS

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

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            APRIL 30, 2007

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                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    5

Statement of Changes in Net Assets ........................................    6

Financial Highlights ......................................................    7

Notes to Financial Statements .............................................    9

Disclosure of Fund Expenses ...............................................   14

--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

April 30, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Treasury Obligations Money Market Fund (the "Fund") for the period ended April 30, 2007.

The Federal Open Market Committee ("FOMC") met three times during the six months under review and chose to maintain the target Fed Funds rate at 5.25% each time. At the most recent meeting on March 21, the Fed stated that "Future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information." To market participants, this statement appeared to signal a move toward a more neutral stance, rather than maintaining a bias toward inflation.

First quarter 2007 GDP was reported at 1.3%, which would imply a deceleration in economic growth. The latest reading of the Fed's preferred inflation gauge stands at 2.2%, higher than the stated comfort zone of 1% to 2%. Although non-farm payrolls only increased by 88,000 in April, the unemployment rate only increased by 0.1% to 4.5%. The trouble spots in the U.S. economy remain the slowdown in the housing market and the stubbornly high energy prices.

Short-term yields generally fell during the six months under review. The three month Treasury Bill yield fell 23 basis points to 4.84% while the yield on the two year Treasury Note fell 10 basis points to 4.59%.

The primary focus of our investment strategy for the Fund continues to be credit quality and liquidity. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place, including repurchase agreements. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. While we expect that the next move by the Fed is to lower the target Fed Funds rate, the timing will depend on future economic data. We will continue to pursue investments that provide competitive returns, commensurate with the Fund's objective of preservation of principal and liquidity.

We appreciate your participation in the Commerce Capital Treasury Obligations Money Market Fund.

Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THIS  MATERIAL  REPRESENTS  THE  MANAGER'S  ASSESSMENT  OF THE FUND  AND  MARKET
ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      TREASURY OBLIGATIONS
                                                      MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                85.5%
U.S. Treasury Obligations            14.5%

* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS (A) -- 14.5%
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT          VALUE
                                                        ------------   -------------
   U.S. Treasury Bills
      4.993%, 06/14/07 ..............................   $ 10,000,000   $   9,940,478
      5.020%, 06/21/07 ..............................     20,000,000      19,861,167
      5.045%, 07/05/07 ..............................     30,000,000      29,733,139
      4.983%, 09/06/07 ..............................     30,000,000      29,480,533
      4.938%, 10/11/07 ..............................     20,000,000      19,563,296
                                                                       -------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $108,578,613) ...........................                    108,578,613
                                                                       -------------

------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 85.7%
------------------------------------------------------------------------------------
   ABN-AMRO,
      5.000%, dated 04/30/07, to be
      repurchased on 05/01/07, repurchase price
      $140,473,842 (collateralized by various
      U.S. Treasury Bills, ranging in par value
      $74,000-$50,000,000, 4.816%-4.896%,
      05/24/07-10/18/07; total market value
      $143,264,272) .................................    140,454,334     140,454,334
   Credit Suisse First Boston,
      5.090%, dated 04/30/07, to be
      repurchased on 05/01/07, repurchase price
      $166,907,303 (collateralized by various
      U.S. Treasury Bills, ranging in par value
      $20,000-$38,812,000, 4.745%-4.903%,
      05/03/07-10/25/07; total market value
      $170,224,259) .................................    166,883,707     166,883,707

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      TREASURY OBLIGATIONS
                                                      MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT          VALUE
                                                        ------------   -------------
   JPMorgan Chase,
      4.700%, dated 04/30/07, to be
      repurchased on 05/01/07, repurchase price
      $3,023,770 (collateralized by various
      U.S. Treasury Bills, ranging in par value
      $193,000-$1,425,000, 4.745%-4.865%,
      05/03/07-07/12/07; total market value
      $3,083,941) ...................................   $  3,023,375   $   3,023,375
   Morgan Stanley,
      4.990%, dated 04/30/07, to be
      repurchased on 05/01/07, repurchase price
      $54,299,087 (collateralized by various
      U.S. Treasury Bills, ranging in par value
      $3,717,000-$52,965,000, 4.893%-4.897%,
      10/18/07-10/25/07; total market value
      $55,378,295) ..................................     54,291,561      54,291,561
   UBS Paine Webber,
      5.070%, dated 04/30/07, to be
      repurchased on 05/01/07, repurchase price
      $277,365,767 (collateralized by various
      U.S. Treasury Bills, ranging in par value
      $360,000-$57,236,000, 4.745%-4.903%,
      05/03/07-03/01/08; total market value
      $282,790,180) .................................    277,326,710     277,326,710
                                                                       -------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $641,979,687) ...........................                    641,979,687
                                                                       -------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $750,558,300) ...........................                  $ 750,558,300
                                                                       =============

      PERCENTAGES ARE BASED ON NET ASSETS OF $749,410,157.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      TREASURY OBLIGATIONS
                                                      MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value, including repurchase agreements
   of $641,979,687 (Cost $750,558,300) ........................   $ 750,558,300
Interest Receivable ...........................................          90,080
Prepaid Expenses ..............................................          10,306
                                                                  -------------
   Total Assets ...............................................     750,658,686
                                                                  -------------
LIABILITIES:
Payable for Income Distribution ...............................         692,545
Payable due to Distributor ....................................         249,160
Payable due to Investment Adviser .............................         196,123
Payable due to Administrator ..................................          39,176
Chief Compliance Officer Fees Payable .........................           5,007
Payable due to Trustees .......................................           4,038
Other Accrued Expenses ........................................          62,480
                                                                  -------------
   Total Liabilities ..........................................       1,248,529
                                                                  -------------
NET ASSETS ....................................................   $ 749,410,157
                                                                  =============
NET ASSETS CONSIST OF:
Paid-in-Capital ...............................................   $ 749,407,293
Undistributed Net Investment Income ...........................           3,804
Accumulated Net Realized Loss on Investments ..................            (940)
                                                                  -------------
NET ASSETS ....................................................   $ 749,410,157
                                                                  =============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Institutional Class Shares
   (unlimited authorization -- no par value)
   ($185,304,133 / 185,304,994 shares) ........................   $        1.00
                                                                  =============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Service Class Shares
   (unlimited authorization -- no par value)
   ($564,106,024 / 564,102,299 shares) ........................   $        1.00
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED
                                                                 APRIL 30, 2007
                                                                   (UNAUDITED)
                                                                 --------------
INVESTMENT INCOME
Interest Income ..............................................   $   19,045,684
                                                                 --------------
EXPENSES
Distribution Fees(1) .........................................        1,369,218
Investment Advisory Fees .....................................        1,098,573
Administration Fees ..........................................          237,417
Trustees' Fees ...............................................            8,820
Chief Compliance Officer Fees ................................            4,432
Professional Fees ............................................           44,489
Transfer Agent Fees ..........................................           23,261
Printing Fees ................................................           15,003
Custodian Fees ...............................................            5,513
Registration and Filing Fees .................................            5,133
Insurance and Other Fees .....................................           15,309
                                                                 --------------
   TOTAL EXPENSES ............................................        2,827,168
                                                                 --------------
NET INVESTMENT INCOME ........................................       16,218,516
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   16,218,516
                                                                 ==============

(1)   DISTRIBUTION FEES ARE INCURRED BY SERVICE CLASS SHARES ONLY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS         YEAR
                                                                     ENDED            ENDED
                                                                 APRIL 30, 2007    OCTOBER 31,
                                                                   (UNAUDITED)        2006
                                                                 --------------   -------------
OPERATIONS:
   Net Investment Income ......................................  $   16,218,516   $  26,223,166
   Net Realized Gain on Investments ...........................              --              30
                                                                 --------------   -------------
   Net Increase in Net Assets Resulting
      from Operations .........................................      16,218,516      26,223,196
                                                                 --------------   -------------

DISTRIBUTIONS:
   Net Investment Income
      Institutional Class Shares ..............................      (4,433,310)     (7,404,126)
      Service Class Shares ....................................     (11,781,402)    (18,819,040)
                                                                 --------------   -------------
   Total Distributions ........................................     (16,214,712)    (26,223,166)
                                                                 --------------   -------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
      Institutional Class Shares ..............................      53,241,985     340,294,819
      Service Class Shares ....................................     464,380,927     966,086,945
   Reinvestment of Distributions
      Institutional Class Shares ..............................         270,038         346,286
      Service Class Shares ....................................      11,781,389      18,819,249
   Redeemed
      Institutional Class Shares ..............................     (42,101,400)   (318,709,820)
      Service Class Shares ....................................    (434,587,947)   (975,739,830)
                                                                 --------------   -------------
      Net Institutional Class Shares Transactions .............      11,410,623      21,931,285
      Net Service Class Shares Transactions ...................      41,574,369       9,166,364
                                                                 --------------   -------------
      Net Increase in Net Assets from
         Capital Share Transactions ...........................      52,984,992      31,097,649
                                                                 --------------   -------------
   Total Increase in Net Assets ...............................      52,988,796      31,097,679

NET ASSETS:
   Beginning of Period ........................................     696,421,361     665,323,682
                                                                 --------------   -------------
   End of Period (including undistributed net investment income
      of $3,804 and $0, respectively) .........................  $  749,410,157   $ 696,421,361
                                                                 ==============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    INSTITUTIONAL CLASS SHARES
                                     -------------------------------------------------------
                                       SIX MONTHS        YEAR          YEAR          MAY 26,
                                         ENDED           ENDED         ENDED        2004* TO
                                     APRIL 30, 2007   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                      (UNAUDITED)         2006          2005          2004
                                     --------------   -----------   -----------    -----------
Net Asset Value,
   Beginning of Period ............     $   1.00       $   1.00      $   1.00       $   1.00
                                        --------       --------      --------       --------
Income from Investment Operations:
Net Investment Income .............         0.02           0.04          0.02           0.00**
                                        --------       --------      --------       --------
Total from Investment Operations ..         0.02           0.04          0.02           0.00**
                                        --------       --------      --------       --------
Dividends:
Net Investment Income .............        (0.02)         (0.04)        (0.02)          0.00**
                                        --------       --------      --------       --------
Total Dividends ...................        (0.02)         (0.04)        (0.02)          0.00**
                                        --------       --------      --------       --------
Net Asset Value, End of Period ....     $   1.00       $   1.00      $   1.00       $   1.00
                                        ========       ========      ========       ========
TOTAL RETURN+ .....................         2.40%          4.33%         2.41%+++       0.46%+++
                                        ========       ========      ========       ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ............     $185,304       $173,892      $151,961       $148,021
Ratio of Expenses to
   Average Net Assets .............         0.40%++        0.40%         0.36%          0.30%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ........         0.40%++        0.40%         0.40%          0.40%++
Ratio of Net Investment Income
   to Average Net Assets ..........         4.80%++        4.25%         2.35%          1.38%++

  *   COMMENCEMENT OF OPERATIONS.

 **   AMOUNT IS LESS THAN $0.01 PER SHARE.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++   ANNUALIZED.

+++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER AND/OR SUB-DISTRIBUTOR DURING THE PERIOD INDICATED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    SERVICE CLASS SHARES
                                       -------------------------------------------------------------------------------
                                         SIX MONTHS           YEAR          YEAR             YEAR          JANUARY 10,
                                            ENDED            ENDED          ENDED            ENDED           2003* TO
                                       APRIL 30, 2007     OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                         (UNAUDITED)          2006          2005             2004             2003
                                       --------------     -----------    -----------      -----------      -----------
Net Asset Value,
   Beginning of Period .............   $         1.00     $      1.00    $      1.00      $      1.00      $      1.00
                                       --------------     -----------    -----------      -----------      -----------
Income from Investment
   Operations:
Net Investment Income ..............             0.02            0.04           0.02             0.00**           0.00**
                                       --------------     -----------    -----------      -----------      -----------
Total from Investment
   Operations ......................             0.02            0.04           0.02             0.00**           0.00**
                                       --------------     -----------    -----------      -----------      -----------

Dividends:
Net Investment Income ..............            (0.02)          (0.04)         (0.02)            0.00**           0.00**
                                       --------------     -----------    -----------      -----------      -----------
Total Dividends ....................            (0.02)          (0.04)         (0.02)            0.00**           0.00**
                                       --------------     -----------    -----------      -----------      -----------

Net Asset Value,
   End of Period ...................   $         1.00     $      1.00    $      1.00      $      1.00      $      1.00
                                       ==============     ===========    ===========      ===========      ===========
TOTAL RETURN+ ......................             2.15%           3.81%          1.90%+++         0.38%+++         0.28%+++
                                       ==============     ===========    ===========      ===========      ===========

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) .............   $      564,106     $   522,529    $   513,363      $   438,371      $   547,656
Ratio of Expenses to
   Average Net Assets ..............             0.90%++         0.90%          0.86%            0.75%            0.73%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) .........             0.90%++         0.90%          0.90%            0.90%            0.92%++
Ratio of Net Investment
   Income to Average
   Net Assets ......................             4.30%++         3.75%          1.89%            0.35%            0.31%++

  *   COMMENCEMENT OF OPERATIONS.

 **   AMOUNT IS LESS THAN $0.01 PER SHARE.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++   ANNUALIZED.

+++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER AND/OR SUB-DISTRIBUTOR DURING THE PERIOD INDICATED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of one such fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations and repurchase agreements involving these obligations. The Fund currently offers two classes of shares: Institutional Class Shares and Service Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

      and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      CLASSES -- Class-specific expenses are borne by that class. Income, non-class-specific expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

      EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent for the Service Class Shares. The Fund has adopted a Distribution Plan (the "Plan") relating to the Service Class Shares pursuant to Rule

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.50% of the Fund's average daily net assets of the Service Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the Fund's average daily net assets of the Service Class Shares. Fee waivers are voluntary and may be terminated at any time. There were no such waivers for the six months ended April 30, 2007.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.30% of the Fund's average daily net assets.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. There were no permanent differences for the year ended October 31, 2006.

The tax character of dividends paid during the years ended October 31, 2006 and 2005 was as follows:

                                  ORDINARY
                                   INCOME        TOTAL
                                -----------   -----------
                      2006      $26,223,166   $26,223,166
                      2005       12,260,859    12,260,859

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income                                       $ 2,447,524
Capital Loss Carryforwards                                                 (786)
Other Temporary Differences                                          (2,447,678)
                                                                    -----------
Total Accumulated Losses                                            $      (940)
                                                                    ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2006, the Fund had the following capital loss carryforwards:

                                          TOTAL CAPITAL
                       EXPIRES          LOSS CARRYFORWARD
                        2011            OCTOBER 31, 2006
                       -------          -----------------
                        $786                  $786

During the year ended April 30, 2007, the Fund utilized $30 in capital loss carryforwards that were used to offset capital gains.

As of April 30, 2007, the cost of securities for Federal tax purposes approximates the cost shown in the Schedule of Investments.

7. OTHER:

At April 30, 2007,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                      NO. OF                %
                                   SHAREHOLDERS         OWNERSHIP
                                   ------------         ---------
        Institutional Shares            1                   91%
        Service Class Shares            1                  100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

8. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

9. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in U.S. Treasury securities and securities backed by the U.S. Government. The summary of credit quality rating for securities held by the Fund at April 30, 2007 is as follows:

                           S&P                   MOODY'S
                      -------------           ------------
                      AAA    100.0%           AAA   100.0%
                             -----                  -----
                             100.0%                 100.0%
                             =====                  =====

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                  11/01/06     4/30/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
   Institutional Class Shares     $1,000.00   $1,024.00      0.40%       $2.01
   Service Class Shares            1,000.00    1,021.50      0.90         4.51

HYPOTHETICAL 5% RETURN
   Institutional Class Shares     $1,000.00   $1,022.81      0.40%       $2.01
   Service Class Shares            1,000.00    1,020.33      0.90         4.51

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

COM-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.